LOANS AND RECEIVABLES FROM CUSTOMERS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Net carrying amount	$ 19,764,078	$ 20,444,648	$ 7,010,665
Loans And Receivables From Customers, Net [Member]
Disclosure of financial assets [line items]
Net carrying amount	19,764,078	20,444,648
Loans And Receivables From Customers, Net [Member] | Gross Assets [Member]
Disclosure of financial assets [line items]
Financial assets	20,382,605	21,003,952
Loans And Receivables From Customers, Net [Member] | Allowances For Loan Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	618,527	559,304	95,579
Loans And Receivables From Customers, Net [Member] | Allowances For Loan Losses [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	298,152	366,058	50,914
Loans And Receivables From Customers, Net [Member] | Allowances For Loan Losses [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	320,375	193,246	44,665
Loans And Receivables From Customers, Net [Member] | Normal Portfolio [Member] | Gross Assets [Member]
Disclosure of financial assets [line items]
Financial assets	19,114,902	19,930,121
Loans And Receivables From Customers, Net [Member] | Impaired Portfolio [Member] | Gross Assets [Member]
Disclosure of financial assets [line items]
Financial assets	1,267,703	1,073,831
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Net carrying amount	14,200,919	15,074,744	4,617,127
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Net carrying amount	10,734,858	11,625,087
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Foreign Trade Loans [Member]
Disclosure of financial assets [line items]
Net carrying amount	671,478	720,792
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Current Account Debtors [Member]
Disclosure of financial assets [line items]
Net carrying amount	134,597	125,996
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Factoring Operations [Member]
Disclosure of financial assets [line items]
Net carrying amount	140,375	74,433
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Student Loans [Member]
Disclosure of financial assets [line items]
Net carrying amount	640,209	597,946
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Leasing Transactions [Member]
Disclosure of financial assets [line items]
Net carrying amount	923,507	1,043,046
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Net carrying amount	24,608	28,243
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Letter Of Credit Loans [Member]
Disclosure of financial assets [line items]
Net carrying amount	13,269,632	14,215,543
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Gross Assets [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Financial assets	11,116,076	11,956,364
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Gross Assets [Member] | Foreign Trade Loans [Member]
Disclosure of financial assets [line items]
Financial assets	700,733	754,144
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Gross Assets [Member] | Current Account Debtors [Member]
Disclosure of financial assets [line items]
Financial assets	139,348	133,701
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Gross Assets [Member] | Factoring Operations [Member]
Disclosure of financial assets [line items]
Financial assets	140,738	76,141
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Gross Assets [Member] | Student Loans [Member]
Disclosure of financial assets [line items]
Financial assets	653,003	610,315
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Gross Assets [Member] | Leasing Transactions [Member]
Disclosure of financial assets [line items]
Financial assets	940,789	1,073,506
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Gross Assets [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Financial assets	25,859	30,300
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Gross Assets [Member] | Letter Of Credit Loans [Member]
Disclosure of financial assets [line items]
Financial assets	13,716,546	14,634,471
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	381,218	331,277
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Commercial Loans [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	263,552	299,630
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Commercial Loans [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	117,666	31,647
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Foreign Trade Loans [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	29,255	33,352
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Foreign Trade Loans [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	21,617	33,068
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Foreign Trade Loans [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	7,638	284
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Current Account Debtors [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	4,751	7,705
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Current Account Debtors [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	1,903	3,967
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Current Account Debtors [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	2,848	3,738
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Factoring Operations [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	363	1,708
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Factoring Operations [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	270	1,531
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Factoring Operations [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	93	177
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Student Loans [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	12,794	12,369
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Student Loans [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	12,794	12,369
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Leasing Transactions [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	17,282	30,460
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Leasing Transactions [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	10,445	26,952
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Leasing Transactions [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	6,837	3,508
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	1,251	2,057
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Other Loans And Receivables [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	365	910
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Other Loans And Receivables [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	886	1,147
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Letter Of Credit Loans [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	446,914	418,928
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Letter Of Credit Loans [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	298,152	366,058
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Allowances For Loan Losses [Member] | Letter Of Credit Loans [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	148,762	52,870
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Financial assets	10,345,995	11,312,885
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Foreign Trade Loans [Member]
Disclosure of financial assets [line items]
Financial assets	650,959	682,188
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Current Account Debtors [Member]
Disclosure of financial assets [line items]
Financial assets	131,332	127,694
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Factoring Operations [Member]
Disclosure of financial assets [line items]
Financial assets	140,375	74,967
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Student Loans [Member]
Disclosure of financial assets [line items]
Financial assets	598,108	583,777
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Leasing Transactions [Member]
Disclosure of financial assets [line items]
Financial assets	851,882	979,305
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Financial assets	24,261	26,926
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Letter Of Credit Loans [Member]
Disclosure of financial assets [line items]
Financial assets	12,742,912	13,787,742
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Financial assets	770,081	643,479
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Foreign Trade Loans [Member]
Disclosure of financial assets [line items]
Financial assets	49,774	71,956
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Current Account Debtors [Member]
Disclosure of financial assets [line items]
Financial assets	8,016	6,007
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Factoring Operations [Member]
Disclosure of financial assets [line items]
Financial assets	363	1,174
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Student Loans [Member]
Disclosure of financial assets [line items]
Financial assets	54,895	26,538
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Leasing Transactions [Member]
Disclosure of financial assets [line items]
Financial assets	88,907	94,201
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Financial assets	1,598	3,374
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Letter Of Credit Loans [Member]
Disclosure of financial assets [line items]
Financial assets	973,634	846,729
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Net carrying amount	4,165,150	3,865,045	758,865
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Letter Of Credit Loans [Member]
Disclosure of financial assets [line items]
Net carrying amount	47,260	57,589
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Endorsable Mutual Mortgage Loans [Member]
Disclosure of financial assets [line items]
Net carrying amount	134,103	151,167
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Other Mutual Mortgage Loans [Member]
Disclosure of financial assets [line items]
Net carrying amount	3,637,164	3,344,285
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Leasing Transactions 1[Member]
Disclosure of financial assets [line items]
Net carrying amount	273,175	283,084
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Net carrying amount	26,032	28,920
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Gross Assets [Member]
Disclosure of financial assets [line items]
Financial assets	4,152,753	3,888,517
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Gross Assets [Member] | Letter Of Credit Loans [Member]
Disclosure of financial assets [line items]
Financial assets	47,400	57,708
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Gross Assets [Member] | Endorsable Mutual Mortgage Loans [Member]
Disclosure of financial assets [line items]
Financial assets	135,919	152,320
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Gross Assets [Member] | Other Mutual Mortgage Loans [Member]
Disclosure of financial assets [line items]
Financial assets	3,660,900	3,360,950
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Gross Assets [Member] | Leasing Transactions 1[Member]
Disclosure of financial assets [line items]
Financial assets	282,135	288,329
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Gross Assets [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Financial assets	26,399	29,210
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	35,019	23,472
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	35,019	23,472
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Letter Of Credit Loans [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	140	119
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Letter Of Credit Loans [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Letter Of Credit Loans [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	140	119
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Endorsable Mutual Mortgage Loans [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	1,816	1,153
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Endorsable Mutual Mortgage Loans [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Endorsable Mutual Mortgage Loans [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	1,816	1,153
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Other Mutual Mortgage Loans [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	23,736	16,665
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Other Mutual Mortgage Loans [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Other Mutual Mortgage Loans [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	23,736	16,665
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Leasing Transactions 1[Member]
Disclosure of financial assets [line items]
Allowances for loan losses	8,960	5,245
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Leasing Transactions 1[Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Leasing Transactions 1[Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	8,960	5,245
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	367	290
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Other Loans And Receivables [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Other Loans And Receivables [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	367	290
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Consumer Loans [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Allowances For Loan Losses [Member] | Current Account Debtors 1 [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member]
Disclosure of financial assets [line items]
Financial assets	3,975,744	3,755,370
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Letter Of Credit Loans [Member]
Disclosure of financial assets [line items]
Financial assets	44,432	55,199
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Endorsable Mutual Mortgage Loans [Member]
Disclosure of financial assets [line items]
Financial assets	127,153	147,562
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Other Mutual Mortgage Loans [Member]
Disclosure of financial assets [line items]
Financial assets	3,507,384	3,243,747
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Leasing Transactions 1[Member]
Disclosure of financial assets [line items]
Financial assets	272,544	280,765
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Financial assets	24,231	28,097
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member]
Disclosure of financial assets [line items]
Financial assets	177,009	133,147
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Letter Of Credit Loans [Member]
Disclosure of financial assets [line items]
Financial assets	2,968	2,509
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Endorsable Mutual Mortgage Loans [Member]
Disclosure of financial assets [line items]
Financial assets	8,766	4,758
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Other Mutual Mortgage Loans [Member]
Disclosure of financial assets [line items]
Financial assets	153,516	117,203
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Leasing Transactions 1[Member]
Disclosure of financial assets [line items]
Financial assets	9,591	7,564
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Financial assets	2,168	1,113
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Net carrying amount	2,692,058	3,898,220	$ 758,865
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Net carrying amount	1,709,981	1,703,973
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Current Account Debtors 1 [Member]
Disclosure of financial assets [line items]
Net carrying amount	195,661	172,938
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Credit Card [Member]
Disclosure of financial assets [line items]
Net carrying amount	401,505	396,514
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Consumer Leasing Transactions [Member]
Disclosure of financial assets [line items]
Net carrying amount	10,778	16,519
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Net carrying amount	58,787	74,116
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Gross Assets [Member]
Disclosure of financial assets [line items]
Financial assets	2,513,306	2,480,964
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Gross Assets [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Financial assets	1,810,049	1,786,004
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Gross Assets [Member] | Current Account Debtors 1 [Member]
Disclosure of financial assets [line items]
Financial assets	207,501	182,832
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Gross Assets [Member] | Credit Card [Member]
Disclosure of financial assets [line items]
Financial assets	421,169	414,903
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Gross Assets [Member] | Consumer Leasing Transactions [Member]
Disclosure of financial assets [line items]
Financial assets	11,176	17,091
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Gross Assets [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Financial assets	63,411	80,134
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	136,594	116,904
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	136,594	116,904
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	100,068	82,031
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Consumer Loans [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Consumer Loans [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	100,068	82,031
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Current Account Debtors 1 [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	11,840	9,894
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Current Account Debtors 1 [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Current Account Debtors 1 [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	11,840	9,894
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Credit Card [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	19,664	18,389
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Credit Card [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Credit Card [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	19,664	18,389
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Consumer Leasing Transactions [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	398	572
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Consumer Leasing Transactions [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Consumer Leasing Transactions [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	398	572
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	4,624	6,018
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Other Loans And Receivables [Member] | Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Allowances For Loan Losses [Member] | Other Loans And Receivables [Member] | Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Allowances for loan losses	4,624	6,018
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member]
Disclosure of financial assets [line items]
Financial assets	2,396,246	2,387,009
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Financial assets	1,725,652	1,715,059
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Current Account Debtors 1 [Member]
Disclosure of financial assets [line items]
Financial assets	193,325	174,617
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Credit Card [Member]
Disclosure of financial assets [line items]
Financial assets	405,786	403,394
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Consumer Leasing Transactions [Member]
Disclosure of financial assets [line items]
Financial assets	10,832	16,760
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Normal Portfolio [Member] | Gross Assets [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Financial assets	60,651	77,179
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member]
Disclosure of financial assets [line items]
Financial assets	117,060	93,955
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Financial assets	84,397	70,945
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Current Account Debtors 1 [Member]
Disclosure of financial assets [line items]
Financial assets	14,176	8,215
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Credit Card [Member]
Disclosure of financial assets [line items]
Financial assets	15,383	11,509
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Consumer Leasing Transactions [Member]
Disclosure of financial assets [line items]
Financial assets	344	331
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Impaired Portfolio [Member] | Gross Assets [Member] | Other Loans And Receivables [Member]
Disclosure of financial assets [line items]
Financial assets	$ 2,760	$ 2,955